Exhibit 99.2

June 29, 2023

ALTO 5 Holdings, LLC

5001 Plaza on the Lake, Suite 200

Austin, Texas 78746

RE: AMSR 2023-SFR2 Trust (the “Issuing Entity”) HOA Discrepancy Review

To whom it may concern:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

A. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by ALTO 5 Holdings, LLC (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

B. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or the Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

C. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties. Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

D. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

a. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

b. The value of the Properties or any other collateral securing the Mortgage Loan,

c. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

d. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 0 of 398 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

[Signatures on following page]

Executed as of the day and year first above written.

BCHH, LLC

By:	/s/ Charles Marino
Name:	Charles Marino
Title:	President

Schedule I

Property ID	HOA Status
1676757	Apparent Non-HOA Property
7212600	Apparent Non-HOA Property
7249722	Apparent Non-HOA Property
7304844	Apparent Non-HOA Property
7470893	Apparent Non-HOA Property
7535762	Apparent Non-HOA Property
7558662	Apparent Non-HOA Property
7603491	Apparent Non-HOA Property
7683457	Apparent Non-HOA Property
7692256	Apparent Non-HOA Property
7692264	Apparent Non-HOA Property
7726262	Apparent Non-HOA Property
7737571	Apparent Non-HOA Property
7757705	Apparent Non-HOA Property
7768325	Apparent Non-HOA Property
7807739	Apparent Non-HOA Property
7829690	Apparent Non-HOA Property
7844290	Apparent Non-HOA Property
7868580	Apparent Non-HOA Property
7876052	Apparent Non-HOA Property
7893497	Apparent Non-HOA Property
7939583	Apparent Non-HOA Property
7955009	Apparent Non-HOA Property
7959704	Apparent Non-HOA Property
7981108	Apparent Non-HOA Property
7988906	Apparent Non-HOA Property
8002504	Apparent Non-HOA Property
8003017	Apparent Non-HOA Property
8003290	Apparent Non-HOA Property
8016611	Apparent Non-HOA Property
8017859	Apparent Non-HOA Property
8021822	Apparent Non-HOA Property
8023153	Apparent Non-HOA Property
8023225	Apparent Non-HOA Property
8028895	Apparent Non-HOA Property
8037095	Apparent Non-HOA Property
8038571	Apparent Non-HOA Property

Property ID	HOA Status
8040041	Apparent Non-HOA Property
8049971	Apparent Non-HOA Property
8050119	Apparent Non-HOA Property
8052671	Apparent Non-HOA Property
8054949	Apparent Non-HOA Property
8062157	Apparent Non-HOA Property
8062169	Apparent Non-HOA Property
8062693	Apparent Non-HOA Property
8063009	Apparent Non-HOA Property
8063812	Apparent Non-HOA Property
8065306	Apparent Non-HOA Property
8070997	Apparent Non-HOA Property
8071135	Apparent Non-HOA Property
8071145	Apparent Non-HOA Property
8071928	Apparent Non-HOA Property
8074148	Apparent Non-HOA Property
8079447	Apparent Non-HOA Property
8090228	Apparent Non-HOA Property
8090678	Apparent Non-HOA Property
8091172	Apparent Non-HOA Property
8093305	Apparent Non-HOA Property
8093718	Apparent Non-HOA Property
8094190	Apparent Non-HOA Property
8094452	Apparent Non-HOA Property
8095921	Apparent Non-HOA Property
8100839	Apparent Non-HOA Property
8101037	Apparent Non-HOA Property
8102497	Apparent Non-HOA Property
8102703	Apparent Non-HOA Property
8107488	Apparent Non-HOA Property
8107522	Apparent Non-HOA Property
8107986	Apparent Non-HOA Property
8116166	Apparent Non-HOA Property
8117927	Apparent Non-HOA Property
8117945	Apparent Non-HOA Property
8118635	Apparent Non-HOA Property
8119223	Apparent Non-HOA Property
8120491	Apparent Non-HOA Property

Property ID	HOA Status
8123201	Apparent Non-HOA Property
8124459	Apparent Non-HOA Property
8127666	Apparent Non-HOA Property
8127894	Apparent Non-HOA Property
8128666	Apparent Non-HOA Property
8129757	Apparent Non-HOA Property
8130136	Apparent Non-HOA Property
8130399	Apparent Non-HOA Property
8131159	Apparent Non-HOA Property
8136954	Apparent Non-HOA Property
8137701	Apparent Non-HOA Property
8137983	Apparent Non-HOA Property
8140193	Apparent Non-HOA Property
8142104	Apparent Non-HOA Property
8142194	Apparent Non-HOA Property
8142289	Apparent Non-HOA Property
8143143	Apparent Non-HOA Property
8143198	Apparent Non-HOA Property
8143402	Apparent Non-HOA Property
8143485	Apparent Non-HOA Property
8144698	Apparent Non-HOA Property
8146794	Apparent Non-HOA Property
8146816	Apparent Non-HOA Property
8148197	Apparent Non-HOA Property
8148547	Apparent Non-HOA Property
8148859	Apparent Non-HOA Property
8151148	Apparent Non-HOA Property
8155561	Apparent Non-HOA Property
8156796	Apparent Non-HOA Property
8156902	Apparent Non-HOA Property
8158695	Apparent Non-HOA Property
8159400	Apparent Non-HOA Property
8159401	Apparent Non-HOA Property
8159412	Apparent Non-HOA Property
8159790	Apparent Non-HOA Property
8168123	Apparent Non-HOA Property
8168139	Apparent Non-HOA Property
8171465	Apparent Non-HOA Property

Property ID	HOA Status
8171474	Apparent Non-HOA Property
8171667	Apparent Non-HOA Property
8172130	Apparent Non-HOA Property
8172349	Apparent Non-HOA Property
8172627	Apparent Non-HOA Property
8172694	Apparent Non-HOA Property
8172730	Apparent Non-HOA Property
8172802	Apparent Non-HOA Property
8173854	Apparent Non-HOA Property
8175145	Apparent Non-HOA Property
8175173	Apparent Non-HOA Property
8175184	Apparent Non-HOA Property
8176711	Apparent Non-HOA Property
8176723	Apparent Non-HOA Property
8176725	Apparent Non-HOA Property
8177692	Apparent Non-HOA Property
8179223	Apparent Non-HOA Property
8179343	Apparent Non-HOA Property
8182952	Apparent Non-HOA Property
8183228	Apparent Non-HOA Property
8184230	Apparent Non-HOA Property
8184330	Apparent Non-HOA Property
8185463	Apparent Non-HOA Property
8185578	Apparent Non-HOA Property
8185979	Apparent Non-HOA Property
8186227	Apparent Non-HOA Property
8186642	Apparent Non-HOA Property
8188259	Apparent Non-HOA Property
8189158	Apparent Non-HOA Property
8191119	Apparent Non-HOA Property
8192494	Apparent Non-HOA Property
8193106	Apparent Non-HOA Property
8197988	Apparent Non-HOA Property
8198752	Apparent Non-HOA Property
8199333	Apparent Non-HOA Property
8200109	Apparent Non-HOA Property
8200839	Apparent Non-HOA Property
8201153	Apparent Non-HOA Property

Property ID	HOA Status
8201332	Apparent Non-HOA Property
8203888	Apparent Non-HOA Property
8204148	Apparent Non-HOA Property
8206008	Apparent Non-HOA Property
8207721	Apparent Non-HOA Property
8210075	Apparent Non-HOA Property
8210806	Apparent Non-HOA Property
8211601	Apparent Non-HOA Property
8211744	Apparent Non-HOA Property
8212020	Apparent Non-HOA Property
8212529	Apparent Non-HOA Property
8214027	Apparent Non-HOA Property
8214520	Apparent Non-HOA Property
8215140	Apparent Non-HOA Property
8215729	Apparent Non-HOA Property
8215898	Apparent Non-HOA Property
8216329	Apparent Non-HOA Property
8218419	Apparent Non-HOA Property
8218797	Apparent Non-HOA Property
8222996	Apparent Non-HOA Property
8223789	Apparent Non-HOA Property
8223832	Apparent Non-HOA Property
8224207	Apparent Non-HOA Property
8224227	Apparent Non-HOA Property
8225097	Apparent Non-HOA Property
8225867	Apparent Non-HOA Property
8225972	Apparent Non-HOA Property
8226236	Apparent Non-HOA Property
8226285	Apparent Non-HOA Property
8227689	Apparent Non-HOA Property
8229352	Apparent Non-HOA Property
8230879	Apparent Non-HOA Property
8231120	Apparent Non-HOA Property
8231324	Apparent Non-HOA Property
8232376	Apparent Non-HOA Property
8236726	Apparent Non-HOA Property
8238093	Apparent Non-HOA Property
8238094	Apparent Non-HOA Property

Property ID	HOA Status
8238097	Apparent Non-HOA Property
8238299	Apparent Non-HOA Property
8239059	Apparent Non-HOA Property
8239288	Apparent Non-HOA Property
8240457	Apparent Non-HOA Property
8241337	Apparent Non-HOA Property
8241765	Apparent Non-HOA Property
8242891	Apparent Non-HOA Property
8243536	Apparent Non-HOA Property
8246936	Apparent Non-HOA Property
8250400	Apparent Non-HOA Property
8251768	Apparent Non-HOA Property
8253337	Apparent Non-HOA Property
8253345	Apparent Non-HOA Property
8253439	Apparent Non-HOA Property
8256028	Apparent Non-HOA Property
8256153	Apparent Non-HOA Property
8256240	Apparent Non-HOA Property
8256307	Apparent Non-HOA Property
8256688	Apparent Non-HOA Property
8256980	Apparent Non-HOA Property
8257063	Apparent Non-HOA Property
8257169	Apparent Non-HOA Property
8257356	Apparent Non-HOA Property
8257406	Apparent Non-HOA Property
8257792	Apparent Non-HOA Property
8260137	Apparent Non-HOA Property
8260197	Apparent Non-HOA Property
8261670	Apparent Non-HOA Property
8261794	Apparent Non-HOA Property
8262582	Apparent Non-HOA Property
8262916	Apparent Non-HOA Property
8267493	Apparent Non-HOA Property
8269781	Apparent Non-HOA Property
8271754	Apparent Non-HOA Property
8273606	Apparent Non-HOA Property
8273613	Apparent Non-HOA Property
8273898	Apparent Non-HOA Property

Property ID	HOA Status
8274025	Apparent Non-HOA Property
8274418	Apparent Non-HOA Property
8274620	Apparent Non-HOA Property
8275077	Apparent Non-HOA Property
8275633	Apparent Non-HOA Property
8279534	Apparent Non-HOA Property
8280866	Apparent Non-HOA Property
8281017	Apparent Non-HOA Property
8281919	Apparent Non-HOA Property
8283507	Apparent Non-HOA Property
8298216	Apparent Non-HOA Property
8307205	Apparent Non-HOA Property
8307740	Apparent Non-HOA Property
8324146	Apparent Non-HOA Property
8335714	Apparent Non-HOA Property
8345291	Apparent Non-HOA Property
8346575	Apparent Non-HOA Property
8350528	Apparent Non-HOA Property
8351920	Apparent Non-HOA Property
8357241	Apparent Non-HOA Property
8369687	Apparent Non-HOA Property
8384029	Apparent Non-HOA Property
8385752	Apparent Non-HOA Property
8386858	Apparent Non-HOA Property
8388078	Apparent Non-HOA Property
8389729	Apparent Non-HOA Property
8389961	Apparent Non-HOA Property
8390944	Apparent Non-HOA Property
8392901	Apparent Non-HOA Property
8400594	Apparent Non-HOA Property
8401283	Apparent Non-HOA Property
8401991	Apparent Non-HOA Property
8402206	Apparent Non-HOA Property
8406113	Apparent Non-HOA Property
8412392	Apparent Non-HOA Property
8416265	Apparent Non-HOA Property
8417852	Apparent Non-HOA Property
8419585	Apparent Non-HOA Property

Property ID	HOA Status
8420093	Apparent Non-HOA Property
8421035	Apparent Non-HOA Property
8424835	Apparent Non-HOA Property
8425540	Apparent Non-HOA Property
8425740	Apparent Non-HOA Property
8427243	Apparent Non-HOA Property
8429376	Apparent Non-HOA Property
8429915	Apparent Non-HOA Property
8430344	Apparent Non-HOA Property
8437512	Apparent Non-HOA Property
8440502	Apparent Non-HOA Property
8446803	Apparent Non-HOA Property
8448113	Apparent Non-HOA Property
8449955	Apparent Non-HOA Property
8452221	Apparent Non-HOA Property
8454229	Apparent Non-HOA Property
8455072	Apparent Non-HOA Property
8456018	Apparent Non-HOA Property
8458628	Apparent Non-HOA Property
8458977	Apparent Non-HOA Property
8464526	Apparent Non-HOA Property
8465755	Apparent Non-HOA Property
8465814	Apparent Non-HOA Property
8466391	Apparent Non-HOA Property
8471600	Apparent Non-HOA Property
8472170	Apparent Non-HOA Property
8472548	Apparent Non-HOA Property
8472921	Apparent Non-HOA Property
8473262	Apparent Non-HOA Property
8474453	Apparent Non-HOA Property
8476957	Apparent Non-HOA Property
8477476	Apparent Non-HOA Property
8477941	Apparent Non-HOA Property
8478122	Apparent Non-HOA Property
8486617	Apparent Non-HOA Property
8491214	Apparent Non-HOA Property
8493790	Apparent Non-HOA Property
8498301	Apparent Non-HOA Property

Property ID	HOA Status
8499298	Apparent Non-HOA Property
8500249	Apparent Non-HOA Property
8502171	Apparent Non-HOA Property
8505282	Apparent Non-HOA Property
8507154	Apparent Non-HOA Property
8507805	Apparent Non-HOA Property
8507812	Apparent Non-HOA Property
8511482	Apparent Non-HOA Property
8512734	Apparent Non-HOA Property
8513522	Apparent Non-HOA Property
8518325	Apparent Non-HOA Property
8520118	Apparent Non-HOA Property
8530523	Apparent Non-HOA Property
8535769	Apparent Non-HOA Property
8537545	Apparent Non-HOA Property
8539103	Apparent Non-HOA Property
8541085	Apparent Non-HOA Property
8546254	Apparent Non-HOA Property
8558909	Apparent Non-HOA Property
8565221	Apparent Non-HOA Property
8565331	Apparent Non-HOA Property
8575292	Apparent Non-HOA Property
8576931	Apparent Non-HOA Property
8581149	Apparent Non-HOA Property
8588316	Apparent Non-HOA Property
8591619	Apparent Non-HOA Property
8604342	Apparent Non-HOA Property
8604626	Apparent Non-HOA Property
8605731	Apparent Non-HOA Property
8605896	Apparent Non-HOA Property
8607806	Apparent Non-HOA Property
8609511	Apparent Non-HOA Property
8609655	Apparent Non-HOA Property
8613190	Apparent Non-HOA Property
8614101	Apparent Non-HOA Property
8619156	Apparent Non-HOA Property
8619339	Apparent Non-HOA Property
8625493	Apparent Non-HOA Property

Property ID	HOA Status
8627485	Apparent Non-HOA Property
8627814	Apparent Non-HOA Property
8629344	Apparent Non-HOA Property
8630933	Apparent Non-HOA Property
8633618	Apparent Non-HOA Property
8635710	Apparent Non-HOA Property
8637862	Apparent Non-HOA Property
8659322	Apparent Non-HOA Property
8661257	Apparent Non-HOA Property
8661262	Apparent Non-HOA Property
8669762	Apparent Non-HOA Property
8675631	Apparent Non-HOA Property
8675822	Apparent Non-HOA Property
8677020	Apparent Non-HOA Property
8688957	Apparent Non-HOA Property
8698011	Apparent Non-HOA Property
8698024	Apparent Non-HOA Property
8702776	Apparent Non-HOA Property
8705268	Apparent Non-HOA Property
8708499	Apparent Non-HOA Property
8711972	Apparent Non-HOA Property
8715642	Apparent Non-HOA Property
8716049	Apparent Non-HOA Property
8718849	Apparent Non-HOA Property
8720498	Apparent Non-HOA Property
8740561	Apparent Non-HOA Property
8740566	Apparent Non-HOA Property
8751464	Apparent Non-HOA Property
8752551	Apparent Non-HOA Property
8752921	Apparent Non-HOA Property
8752949	Apparent Non-HOA Property
8757460	Apparent Non-HOA Property
8762183	Apparent Non-HOA Property
8773903	Apparent Non-HOA Property
8775957	Apparent Non-HOA Property
8791188	Apparent Non-HOA Property
8791690	Apparent Non-HOA Property
8792513	Apparent Non-HOA Property

Property ID	HOA Status
8798247	Apparent Non-HOA Property
8800909	Apparent Non-HOA Property
8811937	Apparent Non-HOA Property
8812172	Apparent Non-HOA Property
8815073	Apparent Non-HOA Property
8820416	Apparent Non-HOA Property
8847846	Apparent Non-HOA Property
8853148	Apparent Non-HOA Property
8889003	Apparent Non-HOA Property
8970853	Apparent Non-HOA Property
8990419	Apparent Non-HOA Property
8994252	Apparent Non-HOA Property
9001933	Apparent Non-HOA Property
9018573	Apparent Non-HOA Property
9026339	Apparent Non-HOA Property
9043766	Apparent Non-HOA Property
9099319	Apparent Non-HOA Property
9200397	Apparent Non-HOA Property
9228188	Apparent Non-HOA Property